Insurance Contract Receivables and Payables - Summary (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Insurance Contract Receivables and Payables
Insurance premiums receivable	$ 4,247.1	$ 3,665.6	$ 3,325.0
Reinsurance premiums receivable	1,863.9	1,385.3	$ 1,176.0
Funds withheld receivable	574.0	567.3
Other	234.0	235.6
Provision for uncollectible receivables	(35.8)	(37.7)
Insurance contract receivables	6,883.2	5,816.1
Current	6,170.0	5,144.7
Non-current	$ 713.2	$ 671.4